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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03866
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                                Elfun Income Fund
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               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
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               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
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                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------

Date of fiscal year end: 12/31/04
                        ---------------------------

Date of reporting period: 01/01/04-6/30/04
                          -------------------------



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ITEM 1. REPORTS TO STOCKHOLDERS.

Elfun Income Fund (the "Fund" or "registrant") is an employees' securities company as defined in the Investment Company Act of 1940, as amended ("1940 Act"). The Fund has received an exemption from various provisions of the 1940 Act, including Section 30 and the rules there under. Pursuant to this exemption, the Fund prepares and sends to shareholders only one financial report per year, its audited annual report, which is sent to shareholders within the required time following its fiscal year end. The Fund understands from consultations with the staff of the Securities and Exchange Commission (the "staff of the SEC") that, because the Fund is not required under Section 30 of the 1940 Act to prepare and file a semi-annual financial report for the current period, it is also not required to prepare and file one for the current period with respect to this report on Form N-CSR.


Item 2. CODE OF ETHICS.

           Applicable only to an annual filing.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

           Applicable only to an annual filing.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Applicable only to an annual filing.


Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Applicable only to an annual filing.

Item 6.  SCHEDULE OF INVESTMENTS.

          Not applicable.  See Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Applicable only to Closed-End Management Investment Companies.

Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Applicable only to Closed-End Management Investment Companies.

Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         No material changes to the process.

Item 10.  CONTROLS AND PROCEDURES.

       The Fund understands from consultations with the staff of the SEC that, because the Fund is not required under Section 30 of the 1940 Act to prepare and file a semi-annual report for the current period, its certifying officers are not required to (a) conduct an evaluation of the Fund's disclosure controls and procedures for the current period and (b) disclose their conclusions regarding such evaluation and the effectiveness of the Fund's disclosure controls and procedures.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11.  EXHIBITS.

(a) Not applicable.

(b) Attached hereto, as Exhibit 1 and Exhibit 2 are the Certifications of
John H. Myers and Robert Herlihy as principal executive officer and principal financial officer, respectively, as required by Rule 30a-2 under the Investment Company Act of 1940.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
 Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

/s/ John H. Myers
________________________________
By:  John H. Myers

Title: Trustee, President and Chief Executive Officer,
        GE Asset Management Incorporated

Date: September 02, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Myers
________________________________
By:  John H. Myers

Title: Trustee, President and Chief Executive Officer,
        GE Asset Management Incorporated

Date: September 02, 2004

/s/ Robert Herlihy
_________________________________
By: Robert Herlihy

Title: Treasurer, Elfun Funds

Date: September 02, 2004


EXHIBIT INDEX

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.